Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

November 27, 2019

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds: Post-Effective Amendment No. 144 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 144”). The purpose of PEA No. 144 is to reflect revised principal investment strategies for the Trust’s SPDR MSCI EAFE® Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF (formerly, SPDR STOXX® Europe 50 ETF), SPDR S&P China ETF, SPDR S&P Emerging Asia Pacific ETF, and SPDR S&P Emerging Markets Small Cap ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001